Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
MarketRisk [Line Items]
Total VaR (one-day measure)	$ 48.1
Stressed Value-at-Risk (one-day)	89.4
Incremental Risk Capital Charge (one-year)	302.4
Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	38.4	$ 28.5	$ 34.4	$ 33.5	$ 34.1
Stressed Value-at-Risk (one-day)	81.1	69.3	35.0	75.2	34.2
Incremental Risk Capital Charge (one-year)	289.3	326.3	363.0	307.8	359.8
High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	50.8
Stressed Value-at-Risk (one-day)	100.0
Incremental Risk Capital Charge (one-year)	332.6
Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	32.1
Stressed Value-at-Risk (one-day)	65.9
Incremental Risk Capital Charge (one-year)	235.2
Interest rate risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	14.1
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	22.5	17.4	18.6	20.0	19.9
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	41.1
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	12.4
Credit risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	25.3
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	20.0	12.0	19.4	16.0	22.0
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	27.8
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	13.9
Equity price risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	18.3
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	13.8	11.1	10.2	12.5	10.2
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	19.9
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	11.2
Currency risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	3.5
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	1.4	1.2	2.0	1.3	2.5
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	3.5
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	0.8
Commodity price risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	5.0
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	4.5	4.8	4.8	4.7	5.5
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	9.5
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	2.9
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	42.6
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	31.1	22.4	31.1	26.7	31.0
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	44.9
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	25.7
Risk diversification effect [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	(60.7)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total VaR (one-day measure)	$ (54.9)	$ (40.4)	$ (51.7)	$ (47.7)	$ (57.0)